RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of restatement on each financial statement
	As Previously		Restated
	Reported	Adjustments	Balances
Operating Activities
Issuance of common shares for purchase of membership interest	$9,498,705.00	$(9,498,705.00)	$-
Impairment loss on intangible asset	-	2,000,000.00	2,000,000.00
Net Cash Provided by Operating Activities	7,867,401.00	(7,498,705.00)	368,696.00
Investing Activities
Investments in Corporations and LLCs	(9,864,309.00)	9,498,705.00	(365,604.00)
Net Cash Used by Investing Activities	(11,144,304.00)	9,498,705.00	(1,645,599.00)
Financing Activities
Proceeds from issuance of convertible notes	3,435,377.00	(2,000,000.00)	1,435,377.00
Net Cash Provided by Financing Activities	3,887,046.00	(2,000,000.00)	1,887,046.00
Net Cash Increase for the Year	$610,143.00	$-	$610,143.00
Supplemental Information
Issuance of common shares for purchase of membership interest	1,540,331.00	7,958,374.00	9,498,705.00
	As Previously		Restated
	Reported	Adjustments	Balances
Intangible Assets. Net of accumulated amortization	$769,145	$(28,658)	$740,487
Total Long-Term Assets	11,990,358	(28,658)	11,961,700
Total Assets	12,495,241	(28,658)	12,466,583
Accumulated Deficit	(2,717,124)	(28,658)	(2,745,782)
Total Stockholders’ Equity (Deficit)	8,181,145	(28,658)	8,152,487
Total Liabilities & Stockholders’ Equity (Deficit)	12,495,241	(28,658)	12,466,583
	As Previously		Restated
	Reported	Adjustments	Balances
Amortization expense of intangibles	$0	$(28,658)	$(28,658)
Total Other Income and Expense	(407,304)	(28,658)	(435,962)
Net Loss for the Period	(2,660,547)	(28,658)	(2,689,205)